Recently Issued Accounting Pronouncements	12 Months Ended
Sep. 30, 2011
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

NOTE 14—RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2011, the Financial Accounting Standards Board ("FASB"), issued Accounting Standards Update ("ASU") 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which amends the presentation requirements for comprehensive income and requires that all non-owner changes in stockholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the update requires presentation of reclassification adjustments on the face of the financial statement. The update is effective for interim and annual periods beginning after December 15, 2011, with early adoption permitted. We adopted the amendments in this update on June 30 with no material impact on our consolidated financial statements or disclosures in our financial statements.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS". The amendment clarifies existing fair value measurement and disclosure requirements, amends certain fair value measurement principles and requires additional disclosures about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. We will adopt the accounting standards effective January 1, 2012. We do not expect that our adoption will have a material effect on our financial statements or disclosures in our financial statements.

In April 2010, the FASB issued ASU 2010-13, "Compensation—Stock Compensation" (Topic 718). The amendment provides updated guidance on the classification of a share-based payment award as either equity or a liability. The objective of this update is to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. We adopted the amendments in this update on October 1, 2010, with no material impact on our financial statements or disclosures in our financial statements.